INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 137,691	$ 113,664	$ 45,315
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Theoretical tax expense	$ 31,669	$ 26,143	$ 10,422
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(15,753)	(11,255)	(5,610)
Non-deductible expenses	3,683	(229)	710
Tax adjustment in respect of different tax rate of foreign subsidiaries	407	313	226
Deferred taxes related to prior years	667	(55)	(922)
Previous years taxes	42	(136)	1,476
Change in valuation allowance	(340)	(185)	390
Other	(97)	(157)	(83)
Taxes on income	$ 20,278	$ 14,439	$ 6,609
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$ 0.33	$ 0.25	$ 0.16
Diluted	$ 0.31	$ 0.23	$ 0.15